17. INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes
INCOME TAXES

The income tax recovery balance from continuing operations consists of:

(in thousands)	2017	2016

Deferred income tax:
Origination of temporary differences	$1,211	$922
Tax benefit-previously unrecognized tax assets	2,482	3,016
Prior year over (under) provision	(55)	17
	3,638	3,955
Income tax recovery	$3,638	$3,955

The Company operates in multiple industries and jurisdictions, and the related income is subject to varying rates of taxation. The combined Canadian tax rate reflects the federal and provincial tax rates in effect in Ontario, Canada for each applicable year. A reconciliation of the combined Canadian tax rate to the Company’s effective rate of income tax is as follows:

(in thousands)	2017	2016

Loss before taxes from continuing operations	$(17,725)	$(15,654)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	4,697	4,148

Difference in tax rates	1,531	9,679
Non-deductible amounts	(1,624)	(6,523)
Allowable capital loss on disposal of subsidiary	-	1,397
Non-taxable amounts	1,377	1,381
Previously unrecognized deferred tax assets (1)	2,482	3,016
Renunciation of tax attributes-flow through shares	(2,187)	(667)
Change in deferred tax assets not recognized	(2,811)	(8,618)
Prior year over (under) provision	(55)	17
Other	228	125
Income tax recovery	$3,638	$3,955

(1)	The Company has recognized certain previously unrecognized Canadian tax assets in 2017 and 2016 as a result of the renunciation of certain tax benefits to subscribers pursuant to its May 2016 CAD$12,405,000 and May 2015 CAD$15,000,000 flow-through share offerings.

The deferred income tax assets (liabilities) balance reported on the balance sheet is comprised of the temporary differences as presented below:

	At December 31	At December 31
(in thousands)	2017	2016

Deferred income tax assets:
Property, plant and equipment, net	$779	$662
Post-employment benefits	492	480
Reclamation obligations	6,613	6,120
Other liabilities	-	177
Tax loss carry forwards	9,340	8,781
Other	5,700	4,530
Deferred income tax assets-gross	22,924	20,750
Set-off against deferred income tax liabilities	(22,924)	(20,750)
Deferred income tax assets-per balance sheet	$-	$-

Deferred income tax liabilities:
Inventory	$(591)	$(554)
Investments	(519)	(274)
Investments in associates	11	(60)
Property, plant and equipment, net	(35,106)	(33,949)
Other	(901)	(934)
Deferred income tax liabilities-gross	(37,106)	(35,771)
Set-off of deferred income tax assets	22,924	20,750
Deferred income tax liabilities-per balance sheet	$(14,182)	$(15,021)

The deferred income tax liability continuity summary is as follows:

(in thousands)	2017	2016

Balance-January 1	$(15,021)	$(16,465)
Recognized in income (loss)	3,638	3,955
Recognized in comprehensive income (loss)	-	(152)
Recognized in other liabilities (flow-through shares)	(1,828)	(1,836)
Other, including foreign exchange gain (loss)	(971)	(523)
Balance-December 31	$(14,182)	$(15,021)

Management believes that it is not probable that sufficient taxable profit will be available in future years to allow the benefit of the following deferred tax assets to be utilized:

	At December 31	At December 31
(in thousands)	2017	2016

Deferred income tax assets not recognized
Investments	$-	$-
Property, plant and equipment	6,753	4,974
Tax losses – capital	53,217	27,544
Tax losses – operating	21,944	19,833
Tax credits	897	860
Other deductible temporary differences	658	582
Deferred income tax assets not recognized	$83,469	$53,793

A geographic split of the Company’s tax losses and tax credits not recognized and the associated expiry dates of those losses and credits is as follows:

	Expiry	At December 31	At December 31
(in thousands)	Date	2017	2016

Tax losses - gross
Canada	2025-2037	$117,210	$107,337
Tax losses - gross		117,210	107,337
Tax benefit at tax rate of 25% - 27%		31,284	28,614
Set-off against deferred tax liabilities		(9,340)	(8,781)
Total tax loss assets not recognized		$21,944	$19,833

Tax credits
Canada	2025-2035	897	860
Total tax credit assets not recognized		$897	$860